Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Administrative Expenses (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Payroll and related costs	$7,055	$5,988	$5,231
Professional fees	4,612	4,499	3,733
Other expenses	5,130	2,964	3,217
Depreciation of RoU asset	542	589	630
Depreciation of tangible assets	250	529	711
Total	$17,589	$14,569	$13,522